Commitment and Contingencies - Narrative (Details)	Dec. 31, 2021
Lease One
Lessee, Lease, Description [Line Items]
Lessee, operating lease, renewal term	2 years
Lease Two
Lessee, Lease, Description [Line Items]
Lessee, operating lease, renewal term	3 years
Minimum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, term of contract	2 years
Maximum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, term of contract	7 years